Sales and Marketing Expenses and General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Material income and expense [abstract]
Summary of Sales and Marketing Expenses and General and Administrative Expenses

Sales and marketing expenses and General and administrative expenses are composed of the following:

Sales and marketing expenses	2022	2021	2020
Salaries and wages (i)	10,800	5,126	2,518
Marketing expenses (ii)	2,535	790	334
Total Sales and marketing expenses	13,335	5,916	2,852

General and administrative expenses	2022	2021	2020
Salaries and wages (iii)	24,697	20,827	14,009
Third-party services (iv)	12,431	12,632	3,615
Office expenses (v)	3,106	2,445	1,325
Travel and other operating expenses	4,755	2,330	2,903
Amortization and depreciation (vi)	3,354	2,403	336
Total General and administrative expenses	48,343	40,637	22,188

(i)
Salaries and wages related to FTE’s engaged in the Sales and marketing department of the Group. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(ii)
Expenses related to trade marketing at events, the distribution and production of marketing and advertising campaigns mostly related to public relations expenses, commissions to third-party sales force and partners, and online performance marketing.
(iii)
Salaries and wages related to administrative FTE’ s. For further detail on total salaries and wages refer to Note 9: Employee Benefits.
(iv)
This includes Advisors’ fees, Legal fees, Auditors’ fees and Human resources services fees. In 2022, third-party services also include USD 2,014 non-recurring costs related to an internal review of the allegations made by a short-seller report, including fees from independent counsel, independent global expert services and forensic accounting advisory firm. In 2021 and 2020, third-party services also include USD 5,158 and USD 453 of Secondary offering expenses, respectively, and transaction costs related to the acquisition of PrimeiroPay assets explained in Note 20: Intangible Assets (USD 687 in 2021 and USD 158 in 2020).
(v)
Consist of office rent and related expenses.
(vi)
Corresponds to amortization of right-of-use assets, amortization of intangible assets and depreciation of property, plant and equipment. For further detail on total amortization and depreciation charges refer to Note 10: Amortization and Depreciation.